Reserves - Roll Forward of Short Duration Claims and Benefits Payable Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Changes in Company's product lines with the most significant claims and benefits payable balances
Balance at the beginning of the period, gross of reinsurance	$ 108,426
Paid losses related to:
Balance at the end of the period, net of reinsurance	107,075	$ 108,426
Group term life
Changes in Company's product lines with the most significant claims and benefits payable balances
Balance at the beginning of the period, gross of reinsurance	7,679	8,425	$ 9,031
Less: Reinsurance ceded and other	101	131	150	$ 173
Balance at the beginning of the period, net of reinsurance	7,548	8,275	8,858
Incurred losses related to:
Current year	1,228	1,977	1,976
Prior year's interest	324	361	385
Prior year(s)	(723)	(323)	(621)
Total incurred losses	829	2,015	1,740
Paid losses related to:
Current year	717	1,484	1,133
Prior year(s)	569	1,258	1,190
Total paid losses	1,286	2,742	2,323
Balance at the end of the period, gross of reinsurance	7,091	7,548	8,275
Plus: Reinsurance ceded and other	101	131	150	173
Balance at the end of the period, net of reinsurance	7,192	7,679	8,425
Group disability
Changes in Company's product lines with the most significant claims and benefits payable balances
Balance at the beginning of the period, gross of reinsurance	66,094	73,435	79,661
Less: Reinsurance ceded and other	4,083	4,328	4,347	4,670
Balance at the beginning of the period, net of reinsurance	61,766	69,088	74,991
Incurred losses related to:
Current year	6,000	7,014	8,438
Prior year's interest	2,809	3,047	3,450
Prior year(s)	1,070	(1,765)	20
Total incurred losses	9,879	8,296	11,908
Paid losses related to:
Current year	2,139	1,761	1,467
Prior year(s)	12,784	13,857	16,344
Total paid losses	14,923	15,618	17,811
Balance at the end of the period, gross of reinsurance	56,722	61,766	69,088
Plus: Reinsurance ceded and other	4,083	4,328	4,347	$ 4,670
Balance at the end of the period, net of reinsurance	$ 60,805	$ 66,094	$ 73,435